INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORY
Schedule of Inventory

	December 31,
	2020	2019
	U.S. dollars in thousands
Raw materials	1,792	1,590
Finished goods	4,734	292
	6,526	1,882